Note 5 - Lease Intangibles - Lease Intangibles (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease intangibles, gross	$ 5,321,296	$ 7,631,488	$ 9,026,435
Lease intangibles, accumulated amortization	4,434,064	5,526,477	6,164,961
Total	887,232	2,105,011	2,861,474
Lease Agreements [Member]
Lease intangibles, gross		4,360,027	4,958,477
Lease intangibles, accumulated amortization		3,283,027	3,467,781
Total		1,077,000	1,490,696
Leasing Costs [Member]
Lease intangibles, gross	1,800,922	2,937,976	3,628,080
Lease intangibles, accumulated amortization	1,500,149	2,002,711	2,405,514
Total	300,773	935,265	1,222,566
Above Market Leases [Member]
Lease intangibles, gross	333,485	333,485	439,878
Lease intangibles, accumulated amortization	266,080	240,739	291,666
Total	$ 67,405	$ 92,746	$ 148,212